Investments in Associates - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial statements [line items]
Assets	R$ 97,842,023	R$ 83,713,565
Liabilities	(68,972,001)	(62,894,698)
Shareholders' equity	28,870,022	20,818,867	R$ 16,240,481	R$ 17,969,356
Profit (loss) for the year	6,696,460	1,488,294	R$ 2,893,373
Tellus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	3,296,499	2,137,559
Liabilities	(502,734)	(136,375)
Shareholders' equity	2,793,765	2,001,184
Profit (loss) for the year	782,220	91,431
Janus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	4,261,432	2,632,321
Liabilities	(666,361)	(160,167)
Shareholders' equity	3,595,071	2,472,154
Profit (loss) for the year	1,048,514	97,652
Rhall Terminais Ltda
Statement of financial statements [line items]
Assets	31,068
Liabilities	(14,708)
Shareholders' equity	16,360
Profit (loss) for the year	4,073
Termag - Terminal Marítimo de Guarujá S.A.
Statement of financial statements [line items]
Assets	276,284
Liabilities	(252,483)
Shareholders' equity	23,801
Profit (loss) for the year	11,726
TGG - Terminal de Granéis do Guarujá S.A.
Statement of financial statements [line items]
Assets	253,310
Liabilities	(76,257)
Shareholders' equity	177,053
Profit (loss) for the year	37,150
Terminal XXXIX S.A.
Statement of financial statements [line items]
Assets	335,511
Liabilities	(273,747)
Shareholders' equity	61,764
Profit (loss) for the year	10,075
TUP Porto São Luis S.A. [member]
Statement of financial statements [line items]
Assets	455,437
Liabilities	(67,523)
Shareholders' equity	387,914
Profit (loss) for the year	R$ (7,410)